SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023	Jul. 31, 2023	Mar. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
FDIC coverage amount	$ 250,000	$ 250,000
FDIC cash balances limits	720,000	0
Allowance for doubtful accounts	$ 90,189	90,189	$ 90,189
Bad debt expenses		38,352	$ 7,651
Impairment expense		$ 139,700
Share price		$ 1.06		$ 0.85	$ 0.70	$ 0.99
Risk-free interest rate, minimum	3.39%	4.41%
Risk-free interest rate, maximum	4.27%	4.73%
Expected volatility rate, minimum	277.00%	164.00%
Expected volatility rate, maximum	280.00%	379.00%
Exercise prices		$ 1.00
Expected term		one to two years